Foreign Currency Amounts	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Foreign Currency Amounts
26.	FOREIGN CURRENCY AMOUNTS

		12/31/2019				12/31/2018
	Total parent company and local branches	Total per currency
Item		US dollar	Euro	Real	Other	Total
ASSETS
Cash and deposits in banks	70,955,122	70,623,985	225,802	17,005	88,330	65,755,139
Debt securities at fair value through profit or loss	247,246	247,246				597,286
Derivative instruments	395,652	395,652				4,212
Other financial assets	3,749,958	3,749,958				2,378,184
Loans and other financing	38,973,779	38,973,779				70,622,301
To the non-financial government sector						123
Other financial institutions	608,185	608,185				746,278
From the non-financial private sector and foreign residents	38,365,594	38,365,594				69,875,900
Other debt securities	865,515	865,515				1,872,463
Financial assets delivered as guarantee	2,892,197	2,892,197				1,429,761
Equity instruments at fair value through profit or loss	10,621	10,621				8,839

TOTAL ASSETS	118,090,090	117,758,953	225,802	17,005	88,330	142,668,185

LIABILITIES
Deposits	79,681,979	79,681,979				109,769,019
Non-financial government sector	3,990,300	3,990,300				3,529,634
Financial sector	229,923	229,923				154,138
Non-financial private sector and foreign residents	75,461,756	75,461,756				106,085,247
Other financial liabilities	5,248,054	5,144,209	96,413		7,432	4,029,540
Financing from the Central Bank and other financial entities	2,045,624	2,045,624				3,997,749
Subordinated corporate bonds	24,311,663	24,311,663				23,518,130
Other non-financial liabilities	24,960	24,960				53,762

TOTAL LIABILITIES	111,312,280	111,208,435	96,413		7,432	141,368,200